Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Commitments and Contingencies
Schedule of roll-forward of claims activity for loans put-back to the mortgage origination segment

The following tables provide for a roll-forward of claims activity for loans put-back to the mortgage origination segment based upon an alleged breach of a representation or warranty with respect to a loan sold and related indemnification liability reserve activity (in thousands).

	Representation and Warranty Specific Claims Activity - Origination Loan Balance
	Three Months Ended March 31,
	2014	2013
Balance, beginning of period	$51,912	$39,693
Claims made	10,044	11,620
Claims resolved with no payment	(4,458)	(7,820)
Repurchases	(4,878)	(1,651)
Indemnification payments	(691)	(612)
Balance, end of period	$51,929	$41,230

	Indemnification Liability Reserve Activity
	Three Months Ended March 31,
	2014	2013
Balance, beginning of period	$21,121	$18,964
Additions for new sales	560	956
Repurchases	(504)	(41)
Early payment defaults	(21)	(95)
Indemnification payments	(181)	(219)
Change in estimate	—	136
Balance, end of period	$20,975	$19,701

Reserve for Indemnification Liability:
Specific claims	$12,482
Incurred but not reported claims	8,493
Total	$20,975

The following tables provide for a roll-forward of claims activity for loans put-back to the mortgage origination segment based upon an alleged breach of a representation or warranty with respect to a loan sold and related indemnification liability reserve activity (in thousands).

	Representation and Warranty Specific Claims Activity - Origination Loan Balance
	Year Ended	Month Ended
	December 31, 2013	December 31, 2012
Balance, beginning of period	$39,693	$35,217
Claims made	40,001	6,463
Claims resolved with no payment	(17,746)	(1,565)
Repurchases	(6,255)	(422)
Indemnification payments	(3,781)	—
Balance, end of period	$51,912	$39,693

	Indemnification Liability Reserve Activity
	Year Ended	Month Ended
	December 31, 2013	December 31, 2012
Balance, beginning of period	$18,964	$18,544
Additions for new sales	3,539	420
Repurchases	(251)	(31)
Early payment defaults	(528)	(51)
Indemnification payments	(1,003)	—
Change in estimate	400	82
Balance, end of period	$21,121	$18,964

Reserve for Indemnification Liability:
Specific claims	$12,179
Incurred but not reported claims	8,942
Total	$21,121

Schedule of future minimum lease payments under non-cancelable operating and capital leases

Future minimum lease payments under these agreements follow (in thousands).

	Operating Leases	Capital Leases
2014	$25,541	$1,080
2015	22,815	1,090
2016	16,496	1,103
2017	12,019	1,129
2018	11,222	1,167
Thereafter	30,041	9,514
Total minimum lease payments	$118,134	15,083
Amount representing interest		(6,824)
Present value of minimum lease payments		$8,259